Feb. 26, 2026
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Investment Objective
The Invesco MSCI Global Climate 500 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%

Other Expenses	None

Total Annual Fund Operating Expenses	0.10

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$57	$129

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, MSCI Inc. (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of approximately 500 stocks included in the MSCI ACWI ex Select Countries Index (the “Parent Index”) that meet certain environmental and climate criteria relative to their peers, as determined by the Index Provider, including their own reductions in carbon and greenhouse gas emissions.
The Parent Index is itself a subset of the MSCI ACWI Index, an index designed to measure the performance of the broader global equity markets. The MSCI ACWI Index is composed of more than 2,500 securities of large- and mid-capitalization companies in 23 developed and 24 emerging market countries around the world. However, the Parent Index excludes securities of companies located in six of the countries within in the MSCI ACWI Index: Finland, Qatar, United Arab Emirates, Saudi Arabia, Kuwait and Indonesia. Securities eligible for inclusion in the Underlying Index include ADRs and GDRs.
To construct the Underlying Index, the Index Provider conducts screens on the universe of companies within the Parent Index to exclude companies in the business of tobacco, controversial or nuclear weapons, thermal coal mining, or thermal coal-based power generation. The exclusions for companies in the business of controversial weapons or nuclear weapons are categorical, meaning that the Underlying Index will not include any securities from such companies, while the exclusions for companies in the business of tobacco, thermal coal mining, or thermal coal-based power generation are based on percentage of revenue thresholds.
The Index Provider then evaluates companies that are directly involved in environmental, social, and/or governance (“ESG”) business controversy cases. The Index Provider defines such ESG controversies as an event or ongoing situation in which a company's operations, products and/or services may potentially result in a negative ESG impact. For example, cases could include single events, such as a hazardous spill or accident, company violations of existing laws and/or regulations to which they are subject, or an alleged company action or event that violates commonly accepted international norms. To evaluate companies, the Index Provider utilizes a methodology that assesses companies' reputational and brand risk based on actual or alleged involvement in adverse impact activities as reported by the media, nongovernmental organizations, civil society groups, academia and regulators. The Index Provider monitors across five categories of ESG impact - environment, human rights and community impact, labor rights and supply chain, customers and governance - and 28 sub-categories (including, for example, energy and climate change, human rights concerns, and controversial investments). MSCI has a dedicated team of analytical staff who identify and assess the severity of controversy cases, review the reported allegations and apply consistent scoring for each controversy case, based on, among other things, the severity of impact in each case. The evaluation framework used in MSCI ESG Controversy Scores is designed to be consistent with international norms represented by the United Nations (UN) Declaration of Human Rights, the International Labour Organization Declaration on Fundamental Principles and Rights at Work, and the UN Global Compact. In each case, business controversies are scored on a scale of 0 to 10, with 0 being the most severe controversy. All companies having faced very severe controversies pertaining to ESG issues, defined as companies with an MSCI ESG Controversy Score of 0, are ineligible for inclusion in the Underlying Index. Companies not assessed an MSCI ESG Controversy Score are also excluded.
After applying these exclusionary screens to the Parent Index, the Index Provider uses data provided by MSCI ESG Research LLC and other sources to assess companies for inclusion in the Underlying Index based on current emissions intensity and emissions reduction targets. The final portfolio of securities is constructed according to certain constraints within the Underlying Index methodology that are designed to minimize the Parent Index's exposure to physical and transition risks of climate change:
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at least a 10% average reduction per year in greenhouse gas (“GHG”) emissions connected to a company’s revenue, taking into account Scope 1 and 2 emissions relative to the GHG Intensity of the Parent Index as of November 2020. Scope 1 emissions are direct GHG emissions that occur from sources that are controlled or owned by an organization. Scope 2 emissions are indirect GHG emissions generated in the production of electricity consumed by the organization. GHG Intensity measures a company’s Scope 1 and 2 emissions relative to its sales.
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at least a 7% average reduction per year in GHG emissions related to a company’s financing activities, taking into account Scope 1 and 2 emissions relative to the GHG Intensity of the Parent Index as of November 2020. GHG Intensity measures a company's Scope 1 and 2 emissions relative to its enterprise value including cash.
at least a 20% increase, relative to the Parent Index, in the aggregate weight of companies having one or more active carbon emissions reduction target(s) approved by the Science Based Targets initiative (“SBTi”), starting from November 2021.
In addition, the Underlying Index's country and sector weightings are constrained so as to minimize significant differences relative to the Parent Index. Sector weights are limited to +/- 3% the weight of that sector in the Parent Index, and country weights are capped at +/- 5% of the weight of that country in the Parent Index.
As of December 31, 2025, the Underlying Index was composed of 502 constituents with market capitalizations ranging from approximately $2.7 billion to $4.5 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2025, the Fund had significant exposure to the information technology sector. The Fund's portfolio, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Best Quarter	June 30, 2025	11.02%
Worst Quarter	March 31, 2025	-0.97%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	Since Inception
Return Before Taxes	6/26/2024	21.64%	17.61%
Return After Taxes on Distributions		20.94	16.99
Return After Taxes on Distributions and Sale of Fund Shares		13.09	13.41

MSCI ACWI Select Climate 500 Index (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		21.56	17.51

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		22.34	18.29

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.